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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment: [_]; Amendment Number:
                                                ------------------

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy Michel
Title: Vice President
Phone: 212/822-0524

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner


/s/ Cindy Michel             New York, New York        November 10, 2010
------------------------     ------------------      ---------------------
    [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


[If there are no entries in this list, omit this section.]

13F File Number             Name

28-
   ---------------------    ---------------------------------------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:          60

Form 13F Information Table Value Total:   3,510,603
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

     No.   Form 13F File Number     Name
     ---   --------------------     ----
     1     28-13441                 Apollo Capital Management, L.P.
     2     28-13439                 Apollo Management, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager excercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
         Column 1               Column 2    Column 3   Column 4      Column 5         Column 6  Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------
                                                        Value    SHRS or   SH/ PUT/  Investment   Other    Voting Authority
      Name of Issuer         Title of Class  Cusip     (x$1000)  PRN AMT   PRN CALL Discretion*  Manager Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------
7 DAYS GROUP HOLDINGS LTD    ADR            81783J101     1,160     64,500  SH        Defined       1     0       64,500   0
CHARTER COMMUNICATIONS INC   CL A NEW       16117M305 1,067,909 32,858,748  SH        Defined       2     0   32,858,748   0
CHARTER COMMUNICATIONS INC   CL A NEW       16117M305    41,112  1,264,996  SH        Defined       1     0    1,264,996   0
CHARTER COMMUNICATIONS INC   CL A NEW       16117M305    14,646    450,653  SH        Defined       1     0      450,653   0
CHARTER COMMUNICATIONS INC   CL A NEW       16117M305     4,526    139,249  SH        Defined       1     0      139,249   0
CHARTER COMMUNICATIONS INC   CL A NEW       16117M305     1,496     46,019  SH        Defined       1     0       46,019   0
CORE MARK HOLDING CO INC     COM            218681104    15,466    499,562  SH        Defined       2     0      499,562   0
DANA HLDG CORP               COM            235825205    16,922  1,373,535  SH        Defined       1     0    1,373,535   0
DANA HLDG CORP               COM            235825205     7,323    594,423  SH        Defined       1     0      594,423   0
DANA HLDG CORP               COM            235825205     7,676    623,050  SH        Defined       1     0      623,050   0
DANA HLDG CORP               COM            235825205     4,370    354,683  SH        Defined       1     0      354,683   0
DANA HLDG CORP               COM            235825205     2,405    195,174  SH        Defined       1     0      195,174   0
FELCOR LODGING TR INC        COM            31430F101     6,058  1,317,000  SH        Defined       1     0    1,317,000   0
FELCOR LODGING TR INC        COM            31430F101     2,622    570,000  SH        Defined       1     0      570,000   0
FELCOR LODGING TR INC        COM            31430F101     2,748    597,300  SH        Defined       1     0      597,300   0
FELCOR LODGING TR INC        COM            31430F101     1,511    328,500  SH        Defined       1     0      328,500   0
FELCOR LODGING TR INC        COM            31430F101       861    187,200  SH        Defined       1     0      187,200   0
HUGHES COMMUNICATIONS INC    COM            444398101    21,430    786,433  SH        Defined       2     0      786,433   0
HUGHES COMMUNICATIONS INC    COM            444398101    12,797    527,730  SH        Defined       2     0      527,730   0
HUGHES COMMUNICATIONS INC    COM            444398101   302,324 11,094,448  SH        Defined       2     0   11,094,448   0
LORAL SPACE & COMMUNICATNS   COM            543881106     9,079    173,920  SH        Defined       1     0      173,920   0
LORAL SPACE & COMMUNICATNS   COM            543881106     4,012     76,857  SH        Defined       1     0       76,857   0
LORAL SPACE & COMMUNICATNS   COM            543881106     4,196     80,375  SH        Defined       1     0       80,375   0
LORAL SPACE & COMMUNICATNS   COM            543881106     2,418     46,319  SH        Defined       1     0       46,319   0
LORAL SPACE & COMMUNICATNS   COM            543881106     1,311     25,109  SH        Defined       1     0       25,109   0
METALS USA HLDGS CORP        COM            59132A104   307,998 23,728,650  SH        Defined       2     0   23,728,650   0
NORANDA ALUM HLDG CORP       COM            65542W107   352,145 42,840,000  SH        Defined       2     0   42,840,000   0
PINNACLE AIRL CORP           COM            723443107     1,897    349,369  SH        Defined       1     0      349,369   0
PINNACLE AIRL CORP           COM            723443107     3,553    654,368  SH        Defined       1     0      654,368   0
PINNACLE AIRL CORP           COM            723443107     2,187    402,832  SH        Defined       1     0      402,832   0
PINNACLE AIRL CORP           COM            723443107       543    100,000  SH        Defined       1     0      100,000   0
PINNACLE AIRL CORP           COM            723443107       723    133,126  SH        Defined       1     0      133,126   0
QUALITY DISTR INC FLA        COM            74756M102    66,229 10,397,009  SH        Defined       2     0   10,397,009   0
SIRIUS XM RADIO INC          COM            82967N108   110,229 91,857,857  SH        Defined       2     0   91,857,857   0
SMURFIT-STONE CONTAINER CORP COM            83272A104    20,707  1,127,230  SH        Defined       1     0    1,127,230   0
SMURFIT-STONE CONTAINER CORP COM            83272A104     9,975    542,979  SH        Defined       1     0      542,979   0
SMURFIT-STONE CONTAINER CORP COM            83272A104     9,392    511,288  SH        Defined       1     0      511,288   0
SMURFIT-STONE CONTAINER CORP COM            83272A104     8,363    455,243  SH        Defined       1     0      455,243   0
SMURFIT-STONE CONTAINER CORP COM            83272A104     3,282    178,642  SH        Defined       1     0      178,642   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   100,206    878,000  SH  PUT   Defined       1     0      878,000   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   296,852  2,601,000  SH  PUT   Defined       1     0    2,601,000   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    43,369    380,000  SH  PUT   Defined       1     0      380,000   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   130,861  1,146,600  SH  PUT   Defined       1     0    1,146,600   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    45,447    398,200  SH  PUT   Defined       1     0      398,200   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   136,340  1,194,600  SH  PUT   Defined       1     0    1,194,600   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    24,994    219,000  SH  PUT   Defined       1     0      219,000   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    77,859    682,200  SH  PUT   Defined       1     0      682,200   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    14,243    124,800  SH  PUT   Defined       1     0      124,800   0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    42,867    375,600  SH  PUT   Defined       1     0      375,600   0
STRATEGIC HOTELS & RESORTS I COM            86272T106    12,037  2,838,842  SH        Defined       1     0    2,838,842   0
STRATEGIC HOTELS & RESORTS I COM            86272T106     5,249  1,238,015  SH        Defined       1     0    1,238,015   0
STRATEGIC HOTELS & RESORTS I COM            86272T106     5,460  1,287,746  SH        Defined       1     0    1,287,746   0
STRATEGIC HOTELS & RESORTS I COM            86272T106     3,334    786,386  SH        Defined       1     0      786,386   0
STRATEGIC HOTELS & RESORTS I COM            86272T106     1,724    406,711  SH        Defined       1     0      406,711   0
TPC GROUP INC                COM            89236Y104    10,200    428,202  SH        Defined       1     0      428,202   0
TPC GROUP INC                COM            89236Y104     4,415    185,328  SH        Defined       1     0      185,328   0
TPC GROUP INC                COM            89236Y104     4,626    194,204  SH        Defined       1     0      194,204   0
TPC GROUP INC                COM            89236Y104     2,544    106,808  SH        Defined       1     0      106,808   0
TPC GROUP INC                COM            89236Y104     1,450     60,866  SH        Defined       1     0       60,866   0
VERSO PAPER CORP             COM            92531L108    92,923 32,264,951  SH        Defined       2     0   32,264,951   0